Subsequent Events - Schedule of Consolidated Financial Statements (Details) - 6 months ended Mar. 31, 2025	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Amount | ¥		¥ 10,000,000
Amount | $	$ 1,378,037
Agricultural Bank [Member]
Debt Instrument [Line Items]
Amount | ¥		¥ 10,000,000
Amount | $	$ 1,378,037
Issuance Date	Jun. 12, 2025
Expiration Date	May 18, 2028
Interest	2.50%